Investment In Affiliates - Balance Sheet (Table) (Details) - Navios Containers - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Schedule Of Equity Method Investments [Line Items]
Cash and cash equivalents, including restricted cash	$ 16,855	$ 18,892
Current assets	12,140	6,245
Non-current assets	432,752	388,390
Current liabilities	21,716	19,758
Long-term debt including current portion, net	183,004	133,196
Non-current liabilities	$ 74,053	$ 78,100